Summary of Significant Accounting Policies - Restructuring and Related Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Severance costs	$ 3,484	$ 4,527	$ 238
Write-off of prepaid subscriptions	0	5,668	0
Restructuring Charges	$ 3,484	$ 10,195	$ 238